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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number: __________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bain Pumbaa LuxCo S.a.r.l.*

Address: John Hancock Tower
         200 Clarendon Street
         Boston, Massachusetts 02116


Form 13F File Number: 28-14359

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael D. Ward

Title: Managing Director and Chief Operating Officer of Bain Capital Investors, LLC ("BCI") which is the general partner of Bain Capital Partners IX, L.P., which is the general partner of Bain Capital Fund IX, L.P., which was a shareholder of Bain Pumbaa LuxCo S.a.r.l. BCI is also the general partner of Bain Capital Lion Holdings, L.P., which is a shareholder of Bain Pumbaa Luxo S.a.r.l.

Phone:   617-516-2000


Signature, Place, and Date of Signing:

 /s/  Michael D. Ward             Boston, MA                  2/14/2012
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

*The report on Form 13F for the period ended December 31, 2011 for Bain Pumbaa LuxCo S.a.r.l. ("Pumbaa") is being filed by Bain Capital Investors, LLC ("BCI"), which is the general partner of Bain Capital Partners IX, L.P., which is the general partner of Bain Capital Fund IX, L.P., which was a shareholder of Pumbaa. BCI is also the general partner of Bain Capital Lion Holdings, L.P., which is a shareholder of Pumbaa.

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

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    Form 13F File Number       Name

    28-11185                   Bain Capital Investors, LLC

    28-13942                   Bain Capital Partners IX, L.P.

    28-13938                   Bain Capital Fund IX, L.P.

    28-14366                   Bain Capital Lion Holdings, L.P.